Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2022